Label	Element	Value
Global X Funds
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GLOBAL X FUNDS
(THE "TRUST")

Global X MSCI Next Emerging & Frontier ETF (EMFM)(the "Fund")

SUPPLEMENT DATED FEBRUARY 7, 2024
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

On January 19, 2024, the Board of Trustees (“Board”) of the Trust voted to approve the orderly liquidation and termination of the Fund based upon the recommendation of Global X Management Company LLC (“Adviser”), the Trust’s investment adviser. Based on the progress made to date in facilitating the proposed liquidation of the Fund, the officers of the Trust, pursuant to authority delegated by the Board, have determined that the timing of the proposed liquidation should be revised in order to facilitate the orderly unwinding of the Fund’s underlying assets and their conversion into U.S. dollars.

As of the close of regular trading on NYSE Arca Inc. ("NYSE Arca") on March 15, 2024 (“Closing Date”), the shares of the Fund will cease trading on the NYSE Arca and will be closed to purchases by investors. In order to facilitate orderly capital markets activity, the Fund anticipates permitting purchases and redemptions of creation units in the Fund until it is delisted from the exchange.

Shareholders may sell their holdings in the Fund prior to the close of regular trading on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, the Fund will be in the process of winding up its operations in an orderly fashion and liquidating its portfolio. This necessary process will result in the Fund increasing its cash holdings, which may not be consistent with the Fund’s investment objective and strategy.

On or about March 22, 2024, the Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Fund will terminate. The Adviser will bear all fees and expenses that may be incurred in connection with the liquidation of the Fund and the distribution of cash proceeds to investors in the Fund, other than brokerage fees and expenses.

For more information, please contact the Fund at 1-888-493-8631.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X MSCI Next Emerging & Frontier ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Next Emerging & Frontier ETF
Global X Funds | Global X MSCI Next Emerging & Frontier ETF | Global X MSCI Next Emerging & Frontier ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMFM